Note 13 - Shareholders' Capital - Classes of Share Capital (Details) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018
Statement Line Items [Line Items]
Balance	$ 230,743
Balance	$ 187,010	$ (69,819)	$ 230,743
Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)	152,717,452
Balance	$ 1,215,826
Balance (in shares)	153,686,742		152,717,452
Balance	$ 1,231,017	$ 1,201,044	$ 1,215,826
Ordinary shares [member]
Statement Line Items [Line Items]
Balance (in shares)	148,394,152	147,013,538	147,013,538
Balance	$ 1,079,055	$ 1,070,076	$ 1,070,076
Share-based awards exercised (in shares)	630,425		1,643,156
Share-based units exercised	$ 4,979		$ 11,954
Number of shares issued for acquisition			1,415,285
Acquisition of subsidiary			$ 8,966
Repurchase and cancellation of shares (in shares)			(1,677,827)
Repurchase and cancellation of shares			$ (11,941)
Balance (in shares)	149,024,577		148,394,152
Balance	$ 1,084,034		$ 1,079,055
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance	1,079,055	1,070,076	1,070,076
Share-based units exercised	4,979	10,145
Repurchase and cancellation of shares		(11,443)
Balance	$ 1,084,034	$ 1,068,778	$ 1,079,055
Preference shares [member]
Statement Line Items [Line Items]
Balance (in shares)	4,323,300	4,040,000	4,040,000
Balance	$ 136,771	$ 128,363	$ 128,363
Balance (in shares)	4,662,165		4,323,300
Balance	$ 146,983		$ 136,771
Shares issued for cash (in shares)	338,865		283,300
Shares issued	$ 10,447		$ 9,260
Preferred shares issuance cost	(235)		(852)
Preference shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance	136,771	128,363	128,363
Balance	146,983	132,266	$ 136,771
Shares issued	10,447	4,361
Preferred shares issuance cost	$ 235	$ 458